Submission	Jan. 26, 2026
Submission [Line Items]
Central Index Key	0002085187
Registrant Name	Bob's Discount Furniture, Inc.
Registration File Number	333-292627
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A